Ordinary Shares (Details)				12 Months Ended
	Nov. 21, 2018 $ / shares shares	Nov. 07, 2018 shares	Jul. 11, 2018 USD ($) $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 shares	Jul. 19, 2021 shares	Jan. 08, 2014 HKD ($) $ / shares shares
Ordinary shares [Line Items]
Authorized share capital value			$ 380,000				$ 380,000
Authorized share capital shares			3,800,000,000				3,800,000,000
Price per share | (per share)			$ 0.0001				$ 0.0001
Consideration per share (in Dollars per share) | (per share)				¥ 2			$ 0.0001
Number of shares repurchased			1,230,434,041
Number of shares issued			1,230,434,040	187,933,720
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 0.0001
Share price per ADS (in Dollars per share) | $ / shares	$ 7.5
Outstanding ordinary shares				1,371,643,240	1,559,576,960
Ordinary shares issued				187,933,720		187,933,720
Capital Units [Member]
Ordinary shares [Line Items]
Price per share | $ / shares			$ 0.0001
IPO [Member]
Ordinary shares [Line Items]
Number of shares issued		130,000,000
Number of ADS issued		6,500,000
Green Shoes Options [Member]
Ordinary shares [Line Items]
Number of shares issued	2,709,200	8,500,000
Number of ADS issued	135,460	425,000
Share price per ADS (in Dollars per share) | $ / shares	$ 7.5